EMQQ

The Emerging Markets Internet ETF

Schedule of Investments

May 31, 2024 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.3%

Argentina — 0.1%
Consumer Discretionary — 0.1%
Despegar.com*	20,831	$314,548

Brazil — 12.3%

Communication Services — 0.0%
VTEX, Cl A*	19,017	130,457

Consumer Discretionary — 8.0%
Afya, Cl A*	8,730	145,354
CVC Brasil Operadora e Agencia de Viagens*	168,000	62,011
GRUPO DE MODA SOMA	188,500	210,885
Magazine Luiza*	108,620	252,545
MercadoLibre*	16,956	29,258,934
Pet Center Comercio e Participacoes	122,400	88,728
		30,018,457

Financials — 4.3%
Inter	107,279	640,304
NU Holdings, Cl A*	912,937	10,845,692
Pagseguro Digital, Cl A*	76,487	936,966
StoneCo, Cl A*	93,558	1,294,843
XP, Cl A	128,226	2,435,012
		16,152,817

Industrials — 0.0%
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao	30,100	91,058

Information Technology — 0.0%
Locaweb Servicos de Internet	130,400	107,181
		46,499,970

China — 51.9%

Communication Services — 18.9%
Baidu, Cl A*	850,854	10,168,898
Bilibili, Cl Z*	94,736	1,346,564
China Literature*	147,400	495,519
China Ruyi Holdings(A)*	2,120,799	580,124
Hello Group ADR	53,853	303,731
HUYA ADR	32,820	166,726
iDreamSky Technology Holdings*	337,200	129,736
iQIYI ADR*	174,275	806,893

Description	Shares	Fair Value
China — continued

Communication Services — continued
Kanzhun ADR	124,015	$2,635,319
Kingsoft	356,800	1,140,176
Kuaishou Technology, Cl B*	946,400	6,707,853
Maoyan Entertainment*	132,800	151,076
Meitu(A)	850,000	303,131
NetEase	675,080	11,873,559
Tencent Holdings	665,992	30,629,324
Tencent Music Entertainment Group ADR*	237,588	3,433,147
XD(A)*	100,200	250,777
		71,122,553

Consumer Discretionary — 29.3%
Alibaba Group Holding	3,006,208	28,781,146
JD.com, Cl A	920,294	13,398,542
Meituan, Cl B*	1,979,979	26,599,323
PDD Holdings ADR*	187,309	28,055,142
Tongcheng Travel Holdings*	449,200	1,025,483
Trip.com Group*	216,061	10,814,995
Vipshop Holdings ADR	130,858	2,102,888
		110,777,519

Consumer Staples — 0.7%
Alibaba Health Information Technology(A)*	1,800,000	754,664
Dada Nexus ADR*	93,865	155,816
JD Health International*	383,400	1,281,537
Ping An Healthcare and Technology*	196,000	280,596
		2,472,613

Financials — 0.6%
FinVolution Group ADR	56,414	269,659
Qifu Technology ADR	53,810	1,039,609
Up Fintech Holding ADR*	58,670	249,348
ZhongAn Online P&C Insurance, Cl H*	264,200	449,150
		2,007,766

Health Care — 0.0%
Yidu Tech*	190,600	97,452

Industrials — 0.8%
Full Truck Alliance ADR	337,930	2,987,301

EMQQ

The Emerging Markets Internet ETF

Schedule of Investments

May 31, 2024 (Unaudited) (Continued)

Description	Shares	Fair Value
China — continued

Information Technology — 0.4%
Kingdee International Software Group*	1,055,000	$1,078,822
Kingsoft Cloud Holdings ADR(A)*	93,643	265,010
Vnet Group ADR*	48,958	94,978
Weimob(A)*	827,000	155,392
		1,594,202

Real Estate — 1.2%
KE Holdings, Cl A	823,242	4,619,546
Phoenix Tree Holdings ADR(A)(B)*	179,833	—
		4,619,546
		195,678,952

Germany — 0.1%

Consumer Discretionary — 0.1%
Jumia Technologies ADR*	37,909	268,775

Hong Kong — 0.8%

Communication Services — 0.1%
Alibaba Pictures Group*	3,470,000	199,595
Zx(A)*	67,400	222,273
		421,868

Financials — 0.7%
Futu Holdings ADR*	32,896	2,471,805
		2,893,673

India — 16.2%

Communication Services — 0.6%
Affle India*	18,581	253,156
Info Edge India	25,942	1,770,600
Nazara Technologies*	15,203	127,831
		2,151,587

Consumer Discretionary — 2.0%
Easy Trip Planners	226,062	113,612
FSN E-Commerce Ventures*	397,138	781,228
Jubilant Foodworks	140,290	830,265
MakeMyTrip*	22,714	1,716,951
Zomato*	1,998,330	4,288,911
		7,730,967
Description	Shares	Fair Value
India — continued

Energy — 8.8%
Reliance Industries	968,665	$33,198,938

Financials — 4.4%
Angel One	11,958	353,463
Bajaj Finance	105,603	8,473,543
ICICI Securities	30,701	262,887
Indian Energy Exchange	285,733	524,252
Jio Financial Services*	1,247,607	5,146,844
One 97 Communications*	92,466	399,624
PB Fintech*	91,014	1,411,366
		16,571,979

Industrials — 0.1%
IndiaMart InterMesh	10,355	299,927
TeamLease Services*	4,296	150,021
		449,948

Information Technology — 0.3%
CE Info Systems	8,649	198,705
Happiest Minds Technologies	21,466	202,776
Intellect Design Arena	26,878	295,695
Route Mobile	9,856	174,340
Tanla Platforms	24,950	274,500
		1,146,016
		61,249,435

Indonesia — 0.4%

Consumer Discretionary — 0.3%
Bukalapak.com*	19,580,600	156,645
GoTo Gojek Tokopedia, Cl A*	305,835,400	1,223,341
		1,379,986

Financials — 0.1%
Bank Jago*	1,970,100	292,181
		1,672,167

Japan — 0.7%

Communication Services — 0.7%
Nexon	157,600	2,699,293

Poland — 0.9%

Communication Services — 0.2%
CD Projekt(A)	24,374	806,688

Consumer Discretionary — 0.7%
Allegro.eu*	193,856	1,860,023

EMQQ

The Emerging Markets Internet ETF

Schedule of Investments

May 31, 2024 (Unaudited) (Continued)

Description	Shares	Fair Value
Poland — continued

Consumer Discretionary — continued
CCC*	19,445	$659,362
		2,519,385
		3,326,073

Russia — 0.0%

Communication Services — 0.0%
VK GDR(B)*	117,354	1,174

Consumer Discretionary — 0.0%
Ozon Holdings ADR(B)*	125,832	1,258
TCS Group Holding GDR(B)*	89,202	892
		2,150

Industrials — 0.0%
HeadHunter Group ADR(B)*	25,106	251
		3,575

Singapore — 4.2%

Communication Services — 3.5%
Sea ADR*	193,172	13,042,973

Industrials — 0.7%
Grab Holdings, Cl A*	747,174	2,742,129
		15,785,102

South Africa — 3.8%

Communication Services — 0.2%
MultiChoice Group*	116,494	696,396

Consumer Discretionary — 3.6%
Naspers, Cl N	68,872	13,638,430
		14,334,826

South Korea — 6.6%

Communication Services — 3.1%
CJ ENM*	3,864	249,776
Com2uSCorp	2,846	82,633
Kakao	110,406	3,452,804
Kakao Games*	13,818	213,076
NAVER	52,522	6,456,426
NCSoft	5,985	822,610
Neowiz	4,525	66,345
SOOP	3,014	242,069
		11,585,739
Description	Shares	Fair Value
South Korea — continued

Consumer Discretionary — 3.2%
Coupang, Cl A*	439,531	$9,994,935
Delivery Hero, Cl A*	68,992	2,090,394
		12,085,329

Financials — 0.3%
KakaoBank	59,681	959,086
Kakaopay*	9,118	204,152
		1,163,238
		24,834,306

Sweden — 0.0%

Information Technology — 0.0%
Truecaller, Cl B(A)	63,632	223,860

Taiwan — 0.2%

Communication Services — 0.0%
Gamania Digital Entertainment	46,000	119,850

Consumer Discretionary — 0.2%
momo.com	42,768	579,587
		699,437

United Arab Emirates — 0.0%
Communication Services — 0.0%
Yalla Group ADR*	34,053	160,049

United States — 1.0%

Financials — 0.8%
Kaspi.KZ JSC ADR	15,200	1,921,280
Lufax Holding ADR(A)	215,750	966,561
		2,887,841

Information Technology — 0.2%
Freshworks, Cl A*	59,569	767,249
		3,655,090

Uruguay — 0.1%

Financials — 0.1%
Dlocal, Cl A*	29,177	266,970

Total Common Stock
(Cost $411,936,683)		374,566,101

EMQQ

The Emerging Markets Internet ETF

Schedule of Investments

May 31, 2024 (Unaudited) (Concluded)

Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.8%
Invesco Government & Agency
Portfolio, Institutional Class
5.23%(C)(D)	3,177,878	$3,177,878
Total Short-Term Investment
(Cost $3,177,878)		3,177,878
Total Investments - 100.1%
(Cost $415,114,561)		$377,743,979

Percentages are based on net assets of $377,247,328.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at May 31, 2024. The total value of securities on loan at May 31, 2024 was $2,995,194.

(B)	Security is fair valued.

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2024 was $3,177,878.

(D)	The rate shown is the 7-day effective yield as of May 31, 2024.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

FMQQ

The Next Frontier Internet ETF

Schedule of Investments

May 31, 2024 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.2%

Argentina — 0.3%

Consumer Discretionary — 0.3%
Despegar.com*	5,739	$86,659

Brazil — 21.1%

Communication Services — 0.1%
VTEX, Cl A*	5,231	35,885

Consumer Discretionary — 7.5%
Afya, Cl A*	2,407	40,076
CVC Brasil Operadora e
Agencia de Viagens*	46,201	17,053
GRUPO DE MODA SOMA	51,897	58,060
Magazine Luiza*	29,979	69,701
MercadoLibre*	1,032	1,780,799
Pet Center Comercio e
Participacoes	33,614	24,367
		1,990,056

Financials — 13.3%
Inter	29,639	176,903
NU Holdings, Cl A*	176,406	2,095,703
Pagseguro Digital, Cl A*	21,007	257,336
StoneCo, Cl A*	25,684	355,466
XP, Cl A	35,209	668,619
		3,554,027

Industrials — 0.1%
Valid Solucoes e Servicos de
Seguranca em Meios de
Pagamento e Identificacao	8,166	24,704

Information Technology — 0.1%
Locaweb Servicos de Internet	35,658	29,309
		5,633,981
Germany — 0.3%

Consumer Discretionary — 0.3%
Jumia Technologies ADR*	10,460	74,161

India — 34.6%

Communication Services — 2.2%
Affle India*	5,117	69,716
Info Edge India	7,153	488,208
Nazara Technologies*	4,193	35,256
		593,180
Description	Shares	Fair Value

India — continued

Consumer Discretionary — 7.9%
Easy Trip Planners	62,331	$31,325
FSN E-Commerce Ventures*	109,740	215,875
Jubilant Foodworks	38,756	229,366
MakeMyTrip*	6,237	471,455
Zomato*	552,208	1,185,175
		2,133,196

Energy — 8.6%
Reliance Industries	67,148	2,301,355

Financials — 14.3%
Angel One	3,299	97,514
Bajaj Finance	19,609	1,573,418
ICICI Securities	8,477	72,587
Indian Energy Exchange	78,954	144,862
Jio Financial Services*	342,760	1,414,013
One 97 Communications*	25,545	110,402
PB Fintech*	25,138	389,818
		3,802,614

Industrials — 0.4%
IndiaMart InterMesh	2,856	82,723
TeamLease Services*	1,179	41,172
		123,895

Information Technology — 1.2%
CE Info Systems	2,371	54,472
Happiest Minds Technologies	5,915	55,875
Intellect Design Arena	7,413	81,554
Route Mobile	2,711	47,954
Tanla Platforms	6,884	75,738
		315,593
		9,269,833

Indonesia — 1.7%

Consumer Discretionary — 1.4%
Bukalapak.com*	5,408,800	43,271
GoTo Gojek Tokopedia, Cl A*	84,025,300	336,101
		379,372

Financials — 0.3%
Bank Jago*	543,600	80,620
		459,992

FMQQ

The Next Frontier Internet ETF

Schedule of Investments

May 31, 2024 (Unaudited) (Continued)

Description	Shares	Fair Value
Japan — 2.7%

Communication Services — 2.7%
Nexon	41,900	$717,642

Poland — 3.4%

Communication Services — 0.8%
CD Projekt	6,718	222,341

Consumer Discretionary — 2.6%
Allegro.eu*	53,548	513,786
CCC*	5,363	181,854
		695,640
		917,981

Russia — 0.0%

Communication Services — 0.0%
VK GDR(A)*	7,810	78

Consumer Discretionary — 0.0%
Ozon Holdings ADR(A)*	8,369	84
TCS Group Holding GDR(A)*	5,934	59
		143

Industrials — 0.0%
HeadHunter Group ADR(A)*	1,664	17
		238

Singapore — 12.0%

Communication Services — 9.2%
Sea ADR*	36,335	2,453,339

Industrials — 2.8%
Grab Holdings, Cl A*	205,268	753,334
		3,206,673

South Africa — 0.7%

Communication Services — 0.7%
MultiChoice Group*	32,175	192,341

South Korea — 18.9%

Communication Services — 9.4%
CJ ENM*	1,048	67,744
Com2uSCorp	768	22,299
Kakao	27,511	860,371
Kakao Games*	3,799	58,581
NAVER	9,641	1,185,149
NCSoft	1,628	223,761
Description	Shares	Fair Value
South Korea — continued

Communication Services — continued
Neowiz	1,248	$18,298
SOOP	820	65,858
		2,502,061

Consumer Discretionary — 8.3%
Coupang, Cl A*	73,120	1,662,749
Delivery Hero, Cl A*	18,932	573,622
		2,236,371

Financials — 1.2%
KakaoBank	16,435	264,114
Kakaopay*	2,510	56,199
		320,313
		5,058,745

Sweden — 0.2%

Information Technology — 0.2%
Truecaller, Cl B	17,594	61,897

United Arab Emirates — 0.2%

Communication Services — 0.2%
Yalla Group ADR*	9,393	44,147

United States — 2.8%

Financials — 2.0%
Kaspi.KZ JSC ADR	4,193	529,995

Information Technology — 0.8%
Freshworks, Cl A*	16,344	210,511
		740,506

Uruguay — 0.3%

Financials — 0.3%
Dlocal, Cl A*	8,050	73,657

Total Common Stock
(Cost $27,844,815)		26,538,453

Total Investments - 99.2%
(Cost $27,844,815)		$26,538,453

Percentages are based on net assets of $26,764,251.

FMQQ

The Next Frontier Internet ETF

Schedule of Investments

May 31, 2024 (Unaudited) (Concluded)

*	Non-income producing security.

(A)	Security is fair valued.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

EMQ-QH-001-1900